Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business Combination
4.	Business Combination

On April 29, 2022, the Company, through its wholly owned subsidiary, Cannahealth, acquired 100% of the Ordinary Shares of Holigen and its wholly-owned operating subsidiary, RPK from the Flowr Corporation (“Flowr”). Consideration for the acquisition consisted of a payment of $3,000,000 in cash and 4,750 common shares of the Company’s share capital. Of the total cash purchase price, $2,600,000 has been paid and $400,000 as holdback payable. The holdback payable represents funds withheld until resolution of a potential liability between the vendor and a service provider, of which the Company expects resolution within the next twelve (12) months.

The purchase of Holigen has been accounted for by the acquisition method, with the results of Holigen included in the Company’s results of operation from the date of acquisition. The purchase of Holigen was determined as being a business combination in accordance with the requirements of IFRS 3 - Business Combinations, due to the fact that the Company acquired control over Holigen on the acquisition date through the purchase of 100% of its voting securities and consequent transfer of the purchase consideration to the sellers of the Holigen, namely Flowr.

On February 28, 2024, the Company signed a definitive Share Purchase Agreement and Escrow Agreement with Somai Pharmaceuticals Ltd. (“Somai”), pursuant to which Somai will acquire RPK for a total consideration of $2,000,000. The transaction was completed during the year ended December 31, 2024 (note 5).

Status of Holigen’s seller

In October 2022, Flowr commenced Court-supervised restructuring proceedings under the Companies’ Creditors Arrangement Act (“CCAA”) in order to receive a stay of proceedings that will allow Flowr to conduct a Sale and Investment Solicitation Process (“SISP”). The Court granted an Initial Order in these CCAA proceedings and appointed Ernst & Young Inc. as ‘the Monitor’.

During the year ended December 31, 2023, Flowr completed the sale of all of the shares of its subsidiaries, The Flowr Group (Okanagan) Inc. and certain other assets, comprising substantially all of the assets of Flowr. As a result, and pursuant to an Order dated July 21, 2023, the Monitor completed cash and share distributions to Flowr’s debenture holders. There is no recovery available for Flowr’s unsecured creditors and shareholders. For this reason, the Company recognized a write-off of holdback payable of $400,000 during the year ended December 31, 2024.